Segment, Product and Geographic Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 723,605	$ 685,167
China [Member]
Disclosure of operating segments [line items]
Revenue	480,392	421,208
Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	168,122	176,951
Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	72,294	67,779
Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	2,797	19,229
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	586,258	529,847
Driver IC [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	419,249	353,505
Driver IC [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	136,526	146,302
Driver IC [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	30,483	30,040
Driver IC [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	137,347	155,320
Non-driver products [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	61,143	67,703
Non-driver products [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	31,596	30,649
Non-driver products [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	41,811	37,739
Non-driver products [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	$ 2,797	$ 19,229